Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2025	2026
	$	$
At cost:
Machinery and equipment	11,122	11,878
Furniture and fixtures	79	97
Leasehold improvements	743	700
Motor vehicles	151	151

Total	12,095	12,826
Less: Accumulated depreciation	(10,679)	(11,096)
Less: Accumulated impairment	(1,322)	(1,322)
Less: Impairment loss	-	(19)

Property, plant and equipment, net	94	389